Financial instruments with off-Balance Sheet credit risk, whose contract amounts represent potential credit risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments To Extend Credit Member | Credit Card [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 4,594,676	$ 4,379,071
Commitments To Extend Credit Member | Commercial Line Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	2,569,377	2,044,382
Commitments To Extend Credit Member | Other Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	326,874	351,537
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	3,059	20,634
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	78,948	127,519
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 47,722	$ 41,187